SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2023
Disclosure Of Short Term Bank Deposits Abstract
SHORT-TERM BANK DEPOSITS	NOTE 6 – SHORT-TERM BANK DEPOSITS The short-term bank deposits are primarily in dollars and bear interest at annual rates of between 0.57% and 6.63%.